Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenues Based on Product Lines	et out below is the disaggregation of the Group’s revenue from contracts with customers:
Summary of Revenues Based Geographical Segments	et out below is the disaggregation of the Group’s revenue from contracts with customers:

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Lines:
Sales of goods	129,416	136,372	69,105
Sales of services	14,353	7,813	2,474
Total	143,769	144,185	71,579
Geographical markets (*):
EMEA	116,929	120,619	66,872
NORAM	25,701	23,552	4,687
APAC	1,139	14	20
Total	143,769	144,185	71,579

(*) The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.